Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2013
Supplemental Cash Flow Information

14. Supplemental Cash Flow Information

The Company’s acquisitions and divestitures of businesses, net of cash acquired were as follows:

	2013	2012	2011
Acquisitions
Fair value of assets acquired excluding cash	$—	$—	$(32.4)
Liabilities assumed	—	—	9.2
Cash paid for prior year acquisitions	(2.0)	(1.8)	—

Acquisition of businesses, net of cash acquired	$(2.0)	$(1.8)	$(23.2)

	2013	2012	2011
Divestitures of business, net of cash disposed	$—	$5.2	$5.4

Payments for interest and income taxes were as follows:

	2013	2012	2011
Interest	$33	$40	$68
Income taxes	$206	$237	$257